UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2004

                    Date of reporting period: August 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS
                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
ASSET-BACKED SECURITIES - 5.95%
$      3,000,000  BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS
                  A8                                                                   6.73%      06/10/2023     $   3,079,107
       1,563,333  BRAZOS STUDENT LOAN FINANCE CORPORATION+/-                           1.76       12/01/2021         1,559,425
       1,865,000  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-B CLASS
                  A4+/-                                                                1.63       12/01/2025         1,863,731
         325,000  CHASE CREDIT CARD MASTER TRUST SERIES 2003-4 CLASS B+/-              2.25       01/15/2016           332,381
       5,000,000  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                  6.60       02/25/2032         5,284,564
         752,670  CONTI MORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7         6.63       09/15/2016           751,915
         228,849  GE CAPITAL MORTGAGE SERVICES INCORPORATED SERIES 1997-HE2
                  CLASS A7                                                             7.12       06/25/2027           228,551
       2,805,062  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8              6.86       07/15/2029         2,967,210
       1,900,692  GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-A CLASS M1             6.92       08/15/2026         1,942,471
       2,500,000  GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2             8.36       07/15/2030         2,665,134
       1,292,768  LONG BEACH MORTGAGE LOAN TRUST SERIES 2002-1 CLASS 2A4               6.46       05/25/2032         1,296,440
       2,145,000  MELLON BANK PREMIUM FINANCE LOAN MASTER SERIES 2004-1 CLASS A+/-     1.72       06/15/2009         2,145,000
         410,337  PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A
                  CLASS A2FL+++/-                                                      2.95       06/18/2012           410,300
       5,518,000  RENTAL CAR FINANCE CORPORATION SERIES 1997-1 CLASS B3++              6.70       09/25/2007         5,591,808
       4,500,000  RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3
                  CLASS A6                                                             5.98       08/25/2019         4,690,250
         982,691  SAXON ASSET SECURITIES TRUST SERIES 1999-2 CLASS AF6                 6.42       03/25/2014           988,368
         636,404  VAN KAMPEN CLO I LIMITED+++/-                                        1.44       10/08/2007           635,609
       2,500,000  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
                  CLASS-A+/-                                                           1.84       06/25/2034         2,499,867
         682,978  WORLD OMNI AUTOMOBILE LEASE SECURITIZATION TRUST SERIES
                  2001-AA CLASS B+++/-                                                 2.50       07/20/2007           681,628

TOTAL ASSET-BACKED SECURITIES (COST $39,026,864)                                                                    39,613,759
                                                                                                                 -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.17%
         303,216  AMERICAN HOUSING TRUST SERIES V1 CLASS 1-I                           9.15       05/25/2020           304,207
       1,761,087  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION                      5.50       06/25/2033         1,773,629
       4,883,862  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2004-AR5
                  CLASS 10A1+/-                                                        5.03       05/01/2034         5,010,596
       8,500,000  FANNIE MAE WHOLE LOAN 2002-W4 A4                                     6.25       05/25/2042         9,054,658
       3,885,001  FANNIE MAE WHOLE LOAN SERIES 2004-W8 CLASS 3A                        7.50       06/25/2044         4,215,420
         191,761  LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                        9.95       08/01/2017           206,426
       3,168,291  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1
                  CLASS A3                                                             7.12       06/18/2029         3,411,267
       3,235,081  NATIONSLINK FUNDING CORPORATION                                      6.65       11/10/2030         3,233,391
         867,443  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D               7.56       11/10/2030           866,869
       5,000,000  NOMURA ASSET ACCEPTANCE CONCENTRATION SERIES 2004-R2 CLASS
                  A1+++/-                                                              6.50       10/25/2034         5,253,711
       1,454,036  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1
                  CLASS A1+++/-                                                        2.12       11/25/2034         1,460,252
       5,779,584  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                         2.00       10/20/2027         5,791,873
         500,357  WASHINGTON MUTUAL SERIES 2002-AR4 A8+/-                              5.50       04/26/2032           502,282

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $40,664,041)                                                        41,084,581
                                                                                                                 -------------

CORPORATE BONDS & NOTES - 29.83%

AMUSEMENT & RECREATION SERVICES - 0.23%
       1,480,000  PEARSON DOLLAR FINANCIAL PLC++                                       5.70       06/01/2014         1,535,070
                                                                                                                 -------------

BUSINESS SERVICES - 1.42%
       1,770,000  CENDANT CORPORATION                                                  7.38       01/15/2013         2,046,543
       2,300,000  FIRST DATA CORPORATION SERIES MTND                                   5.80       12/15/2008         2,502,865
         650,000  FISERV INCORPORATED                                                  4.00       04/15/2008           658,224
       1,750,000  NCR CORPORATION++                                                    7.13       06/15/2009         1,947,944

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
BUSINESS SERVICES (continued)
$      2,120,000  THOMPSON CORPORATION                                                 6.20%      01/05/2012     $   2,314,476

                                                                                                                     9,470,052
                                                                                                                 -------------

CHEMICALS & ALLIED PRODUCTS - 2.09%
       2,000,000  BRISTOL MYERS SQUIBB                                                 5.75       10/01/2011         2,138,690
       1,450,000  DIAL CORPORATION                                                     7.00       08/15/2006         1,559,051
       2,100,000  EASTMAN CHEMICAL COMPANY                                             7.00       04/15/2012         2,388,792
       1,150,000  HOSPIRA INCORPORATED                                                 5.90       06/15/2014         1,203,826
       1,900,000  OLIN CORPORATION                                                     9.13       12/15/2011         2,342,898
       2,450,000  RPM INTERNATIONAL INCORPORATED                                       7.00       06/15/2005         2,488,482
       1,600,000  WYETH                                                                6.95       03/15/2011         1,762,026

                                                                                                                    13,883,765
                                                                                                                 -------------

COMMUNICATIONS - 0.83%
       1,425,000  COX COMMUNICATIONS INCORPORATED                                      7.88       08/15/2009         1,581,567
       1,495,000  QWEST CORPORATION                                                    5.63       11/15/2008         1,457,625
       2,250,000  TIME WARNER INCORPORATED                                             6.88       05/01/2012         2,504,077

                                                                                                                     5,543,269
                                                                                                                 -------------

CONSUMER SERVICES - 0.33%
       1,955,000  NIELSEN MEDIA                                                        7.60       06/15/2009         2,211,224
                                                                                                                 -------------

DEPOSITORY INSTITUTIONS - 5.62%
       3,300,000  ASSOCIATED BANCORP                                                   6.75       08/15/2011         3,715,820
       3,000,000  BANK ONE CAPITAL IV+/-                                               2.81       09/01/2030         3,028,515
       5,000,000  BANKAMERICA CAPITAL III+/-                                           2.17       01/15/2027         4,820,735
       2,000,000  CHASE CAPITAL VI+/-                                                  2.32       08/01/2028         1,916,658
       3,000,000  CITY NATIONAL BANK                                                   6.75       09/01/2011         3,383,910
       1,750,000  COLONIAL BANK                                                        9.38       06/01/2011         2,093,273
         750,000  CORESTATES CAPITAL TRUST II+++/-                                     2.25       01/15/2027           727,045
       3,200,000  DEPOSIT GUARANTY CORPORATION                                         7.25       05/01/2006         3,446,451
       3,000,000  FIRSTAR BANK NA                                                      7.13       12/01/2009         3,454,149
       2,000,000  MANUFACTURERS & TRADERS TRUST COMPANY                                8.00       10/01/2010         2,398,004
       2,250,000  NATIONAL CAPITAL COMMERCE INCORPORATED+/-                            2.58       04/01/2027         2,242,156
       2,150,000  TCF FINANCIAL BANK                                                   5.00       06/15/2014         2,204,305
       1,425,000  US BANK NATIONAL ASSOCIATION SERIES BKNT                             6.38       08/01/2011         1,592,305
       2,000,000  WACHOVIA BANK NA CHARLOTTE SERIES BKNT                               7.80       08/18/2010         2,357,754

                                                                                                                    37,381,080
                                                                                                                 -------------

EDUCATIONAL SERVICES - 0.63%
       3,750,000  STANFORD UNIVERSITY SERIES MTNA                                      6.16       04/30/2011         4,186,365
                                                                                                                 -------------

ELECTRIC, GAS & SANITARY SERVICES - 0.94%
       2,000,000  DUKE ENERGY FIELD SERVICES LLC                                       7.88       08/16/2010         2,348,324
       2,000,000  EL PASO ELECTRIC COMPANY SERIES D                                    8.90       02/01/2006         2,158,934
       1,134,146  NIAGARA MOHAWK POWER CORPORATION SERIES F                            7.63       10/01/2005         1,187,781

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$        500,000  PEOPLES ENERGY CORPORATION                                           6.90%      01/15/2011     $     555,684

                                                                                                                     6,250,723
                                                                                                                 -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.62%
       1,400,000  SOLECTRON CORPORATION SERIES B                                       7.38       03/01/2006         1,452,500
       2,500,000  THOMAS & BETTS CORPORATION SERIES MTN                                6.63       05/07/2008         2,663,810

                                                                                                                     4,116,310
                                                                                                                 -------------

FINANCIAL SERVICES - 0.25%
       1,500,000  CITIGROUP INCORPORATED                                               6.50       01/18/2011         1,687,850
                                                                                                                 -------------

FOOD & KINDRED PRODUCTS - 1.28%
       2,000,000  CONAGRA FOODS INCORPORATED                                           7.88       09/15/2010         2,362,646
       1,500,000  GENERAL MILLS INCORPORATED                                           6.00       02/15/2012         1,613,584
       2,500,000  KELLOGG COMPANY                                                      6.60       04/01/2011         2,811,623
       1,600,000  KRAFT FOODS INCORPORATED                                             6.25       06/01/2012         1,748,678

                                                                                                                     8,536,531
                                                                                                                 -------------

FORESTRY - 0.37%
       2,195,000  WEYERHAEUSER COMPANY                                                 6.75       03/15/2012         2,456,021
                                                                                                                 -------------

HEALTH SERVICES - 0.62%
       2,800,000  AMERICAN ASSOCIATION OF RETIRED PERSONS++                            7.50       05/01/2031         3,316,972
         850,000  HEALTHSOUTH CORPORATION                                              7.63       06/01/2012           813,875

                                                                                                                     4,130,847
                                                                                                                 -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.90%
       1,920,000  BASELL AMERICA FINANCE++                                             7.60       03/15/2007         2,085,110
       1,750,000  NATIONAL CITY BANK OF COLUMBUS SERIES 4                              7.25       07/15/2010         2,055,352
         250,000  NATIONAL CITY BANK OF KENTUCKY SERIES BANK NOTE                      6.30       02/15/2011           280,048
       1,395,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                    6.25       02/15/2012         1,537,776

                                                                                                                     5,958,286
                                                                                                                 -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.18%
       1,125,000  STEELCASE INCORPORATED                                               6.38       11/15/2006         1,166,662
                                                                                                                 -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.18%
         170,000  MARRIOTT INTERNATIONAL INCORPORATED SERIES B                         6.88       11/15/2005           178,618
       1,000,000  MGM MIRAGE                                                           6.95       02/01/2005         1,013,750

                                                                                                                     1,192,368
                                                                                                                 -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.09%
         600,000  APPLIED MATERIALS INCORPORATED SERIES MTNA                           6.70       09/06/2005           625,523
                                                                                                                 -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.65%
       2,000,000  ALLSTATE FINANCIAL GLOBAL FUNDING++                                  6.50       06/14/2011         2,234,674

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
INSURANCE AGENTS, BROKERS & SERVICE (continued)
$      2,000,000  NLV FINANCIAL CORPORATION++                                          7.50%      08/15/2033     $   2,110,594

                                                                                                                     4,345,268
                                                                                                                 -------------

INSURANCE CARRIERS - 5.04%
       1,500,000  AMERUS GROUP COMPANY                                                 6.95       06/15/2005         1,543,455
       2,000,000  BLUE CROSS & BLUE SHIELD OF FLORIDA++                                8.25       11/15/2011         2,325,998
       2,800,000  JOHN HANCOCK GLOBAL FUNDING II++                                     7.90       07/02/2010         3,310,927
         750,000  LINCOLN NATIONAL CORPORATION                                         6.20       12/15/2011           819,095
       2,200,000  MARKEL CORPORATION                                                   7.20       08/15/2007         2,349,349
       2,450,000  MINNESOTA LIFE INSURANCE COMPANY++                                   8.25       09/15/2025         3,041,067
       2,900,000  NEW YORK LIFE GLOBAL FUNDING++                                       5.38       09/15/2013         3,014,196
       1,650,000  PROTECTIVE LIFE US FUNDING TRUST++                                   5.88       08/15/2006         1,747,805
       1,500,000  PROVIDENT COMPANIES INCORPORATED                                     6.38       07/15/2005         1,541,280
       2,450,000  PRUDENTIAL INSURANCE COMPANY OF AMERICA++                            7.65       07/01/2007         2,718,096
       2,100,000  REINSURANCE GROUP OF AMERICA++                                       7.25       04/01/2006         2,211,630
       2,000,000  RELIASTAR FINANCIAL CORPORATION                                      8.00       10/30/2006         2,215,010
       1,385,000  SAFECO CORPORATION                                                   4.88       02/01/2010         1,430,427
       3,000,000  UNITRIN INCORPORATED                                                 5.75       07/01/2007         3,190,314
       2,050,000  WR BERKLEY CORPORATION                                               5.13       09/30/2010         2,095,219

                                                                                                                    33,553,868
                                                                                                                 -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.03%
         176,000  BAUSCH & LOMB INCORPORATED                                           6.75       12/15/2004           177,720
                                                                                                                 -------------

METAL MINING - 0.18%
       1,200,000  PHELPS DODGE CORPORATION                                             6.38       11/01/2004         1,204,924
                                                                                                                 -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.72%
       2,500,000  GENERAL ELECTRIC COMPANY                                             5.00       02/01/2013         2,571,668
       2,000,000  HONEYWELL INTERNATIONAL INCORPORATED                                 6.13       11/01/2011         2,197,960

                                                                                                                     4,769,628
                                                                                                                 -------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.35%
       2,000,000  GOODRICH CORPORATION                                                 7.63       12/15/2012         2,330,148
                                                                                                                 -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.07%
       1,925,000  ATHENA NEUROSCIENCES FINANCE LLC                                     7.25       02/21/2008         1,915,375
       2,500,000  FORD MOTOR CREDIT COMPANY                                            7.38       10/28/2009         2,736,248
       1,600,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                7.75       01/19/2010         1,767,965
         685,000  GENERAL MOTORS ACCEPTANCE CORPORATION SERIES MTN+/-                  2.88       10/20/2005           690,261

                                                                                                                     7,109,849
                                                                                                                 -------------

OIL & GAS EXTRACTION - 0.29%
       1,750,000  MARATHON OIL CORPORATION CONSOLIDATED                                6.85       03/01/2008         1,935,213
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
PAPER & ALLIED PRODUCTS - 0.72%
$      1,750,000  INTERNATIONAL PAPER COMPANY                                          6.75%      09/01/2011     $   1,943,020
       2,550,000  MEADWESTVACO CORPORATION                                             6.85       04/01/2012         2,822,016

                                                                                                                     4,765,036
                                                                                                                 -------------

PERSONAL SERVICES - 0.20%
       1,200,000  CINTAS CORPORATION NO 2                                              6.00       06/01/2012         1,315,045
                                                                                                                 -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.23%
       1,520,000  EL PASO CGP COMPANY                                                  6.50       05/15/2006         1,523,800
                                                                                                                 -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.58%
       1,710,000  AMERICAN GREETINGS CORPORATION                                       6.10       08/01/2028         1,814,737
       1,750,000  VIACOM INCORPORATED                                                  7.70       07/30/2010         2,039,606

                                                                                                                     3,854,343
                                                                                                                 -------------

REAL ESTATE - 0.41%
       1,300,000  HOUSING URBAN DEVELOPMENT SERIES 04-A                                5.08       08/01/2013         1,300,000
       1,250,000  SHURGARD STORAGE CENTERS                                             7.75       02/22/2011         1,426,053

                                                                                                                     2,726,053
                                                                                                                 -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.81%
       2,600,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                  1.98       07/23/2009         2,603,494
       2,500,000  MORGAN STANLEY                                                       6.75       04/15/2011         2,806,643

                                                                                                                     5,410,137
                                                                                                                 -------------

TELECOMMUNICATIONS - 0.37%
       2,310,000  SPRINT CAPITAL CORPORATION                                           6.00       01/15/2007         2,453,694
                                                                                                                 -------------

TRANSPORTATION BY AIR - 1.05%
       1,014,173  CONTINENTAL AIRLINES INCORPORATED SERIES 01-1                        7.03       06/15/2011           786,380
       1,618,775  CONTINENTAL AIRLINES INCORPORATED SERIES 972A                        7.15       06/30/2007         1,442,215
         863,908  CONTINENTAL AIRLINES INCORPORATED SERIES 974C                        6.80       07/02/2007           735,923
         584,388  DELTA AIR LINES INCORPORATED                                         7.78       01/02/2012           236,867
       2,608,194  FEDEX CORPORATION SERIES 97-B                                        7.52       01/15/2018         2,928,218
         850,000  NORTHWEST AIRLINES INCORPORATED SERIES 991A                          6.81       02/01/2020           739,279
       1,000,000  UNITED AIR LINES INCORPORATED SERIES 01-1                            6.83       09/01/2008            99,428

                                                                                                                     6,968,310
                                                                                                                 -------------

TRANSPORTATION EQUIPMENT - 0.55%
       1,750,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                               7.75       01/18/2011         2,016,359
       1,500,000  NAVISTAR INTERNATIONAL CORPORATION SERIES B                          9.38       06/01/2006         1,620,000

                                                                                                                     3,636,359
                                                                                                                 -------------

TOTAL CORPORATE BONDS & NOTES (COST $191,013,331)                                                                  198,411,341
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 2.97%
$      2,300,000  BRIDGEPORT COUNTY GO TAXABLE PENSION BONDS FGIC INSURED              7.33%      01/15/2007     $   2,524,618
       3,035,000  CITY OF MINNEAPOLIS MN SERIES A                                      6.00       02/01/2026         3,094,607
       3,805,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING
                  REVENUE                                                              7.40       12/01/2025         4,631,141
         890,000  LA CROSSE WI SERIES B                                                5.00       12/01/2009           930,860
         940,000  LA CROSSE WI SERIES B                                                5.20       12/01/2010           977,478
       2,210,000  LOYOLA UNIVERSITY ILLINOIS                                           4.80       07/01/2013         2,150,949
       2,000,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SERIES 15                                                            6.05       01/01/2012         2,194,280
       1,015,000  STATE OF ILLINOIS                                                    4.95       06/01/2023           969,548
       1,000,000  STATE OF TEXAS                                                       7.15       12/01/2009         1,149,280
       1,000,000  STRATFORD CT                                                         6.28       02/15/2009         1,104,980

                                                                                                                    19,727,741
                                                                                                                 -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $18,313,204)                                                                    19,727,741
                                                                                                                 -------------
SHARES

PRIVATE INVESTMENT PARTNERSHIPS - 0.22%
       2,500,000  TOLL ROAD INVESTMENT PARTNERSHIP IL LP++^                                                          1,465,622

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,278,418)                                                              1,465,622
                                                                                                                 -------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
US GOVERNMENT AGENCY SECURITIES - 44.51%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.81%
          52,052  FHLMC #410425+/-                                                     3.34       09/01/2026            53,938
          47,586  FHLMC #410464+/-                                                     3.36       11/01/2026            49,444
         287,012  FHLMC #606279+/-                                                     2.63       02/01/2015           287,665
          98,973  FHLMC #846367+/-                                                     3.44       04/01/2029           103,662
       2,062,202  FHLMC #90248                                                         6.00       06/01/2017         2,168,346
         362,185  FHLMC #A15838                                                        5.50       12/01/2033           368,939
       4,323,214  FHLMC #A16678                                                        5.50       12/01/2033         4,403,840
       2,061,048  FHLMC #E90573                                                        6.00       07/01/2017         2,167,133
       5,431,738  FHLMC SERIES 1675 CLASS KZ                                           6.50       02/15/2024         5,777,257
           4,754  FHLMC SERIES 2218 CLASS B                                            6.00       11/15/2027             4,749
       5,930,000  FHLMC SERIES 2358 CLASS PD                                           6.00       09/15/2016         6,265,344
      12,500,000  FHLMC SERIES 2363 CLASS PF                                           6.00       09/15/2016        13,204,571
      16,300,000  FHLMC SERIES 2416 CLASS PE                                           6.00       10/15/2021        17,115,838
       1,144,173  FHLMC SERIES 2416 CLASS PF                                           6.00       08/15/2018         1,146,040
       2,000,000  FHLMC SERIES 2439 CLASS LG                                           6.00       09/15/2030         2,069,950
         653,079  FHLMC SERIES 37 CLASS H                                              6.00       01/17/2021           654,351
       4,531,091  FHLMC SERIES T-20 CLASS A6                                           7.49       09/25/2029         4,737,634
      17,355,432  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-42 CLASS A4Z       6.50       02/25/2042        18,299,134
       5,837,402  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-58 CLASS 4A        7.50       09/25/2043         6,340,878

                                                                                                                    85,218,713
                                                                                                                 -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 26.37%
       9,910,703  FNMA # 789463+/-                                                     4.44       06/01/2034        10,093,328

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$         33,243  FNMA #342042+/-                                                      3.42%      06/01/2025     $      34,054
          56,239  FNMA #344689+/-                                                      3.27       11/01/2025            57,507
          70,103  FNMA #344692+/-                                                      3.27       10/01/2025            71,890
          53,875  FNMA #347712+/-                                                      3.50       06/01/2026            55,548
       2,419,710  FNMA #375462                                                         6.61       11/01/2007         2,611,695
       4,611,287  FNMA #380581                                                         6.18       08/01/2008         4,974,780
       3,865,150  FNMA #383017                                                         6.49       01/01/2008         4,157,156
       3,332,786  FNMA #386890                                                         3.99       04/01/2011         3,295,292
       6,905,524  FNMA #555326                                                         5.50       04/01/2033         7,022,690
         867,812  FNMA #557072+/-                                                      2.69       06/01/2040           880,811
       2,118,270  FNMA #656566                                                         5.50       04/01/2018         2,196,303
       4,077,519  FNMA #678939                                                         5.50       02/01/2018         4,227,727
       6,245,447  FNMA #725232                                                         5.00       03/01/2034         6,217,281
       4,515,227  FNMA #726779+/-                                                      4.52       05/01/2033         4,601,168
       5,434,183  FNMA #731996+/-                                                      4.13       09/01/2033         5,493,859
       1,335,997  FNMA #73272                                                          6.48       12/01/2005         1,374,417
       4,993,606  FNMA #739757+/-                                                      4.07       08/01/2033         5,031,530
       9,292,081  FNMA #741305                                                         5.00       09/01/2018         9,480,487
       6,390,957  FNMA #741458+/-                                                      4.52       10/01/2033         6,530,228
       6,375,805  FNMA #763644                                                         5.50       01/01/2034         6,483,983
       9,100,179  FNMA #765178                                                         5.00       01/01/2019         9,284,694
       2,352,907  FNMA #765769                                                         5.00       02/01/2019         2,400,614
       1,230,890  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                           7.00       12/25/2041         1,318,207
       6,755,430  FNMA GRANTOR TRUST SERIES 2004-T2                                    6.00       11/25/2034         7,103,817
       5,087,813  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                           6.00       02/25/2044         5,277,016
          38,466  FNMA SERIES 1988-5 CLASS Z                                           9.20       03/25/2018            41,736
       1,877,760  FNMA SERIES 1998-M6 CLASS A2                                         6.32       08/15/2008         2,029,370
       5,000,000  FNMA SERIES 2001-M1 CLASS B                                          6.12       05/25/2013         5,435,024
       3,347,507  FNMA SERIES 2002-90 CLASS A2                                         6.50       11/25/2042         3,532,665
       5,000,000  FNMA SERIES 2003-86 CLASS PT                                         4.50       09/25/2018         5,052,749
      17,500,000  FNMA SERIES 2003-92 CLASS HP                                         4.50       09/25/2018        17,673,448
       6,000,000  FNMA SERIES 2003-97 CLASS CA                                         5.00       10/25/2018         6,152,234
       2,841,075  FNMA SERIES 2003-W4 3A                                               7.00       10/25/2042         3,042,615
      14,500,000  FNMA TBA%%                                                           4.50       09/15/2019        14,486,399
       7,500,000  FNMA WHOLE LOAN SERIES 2003-W2 CLASS 2A7                             5.50       07/25/2042         7,708,849

                                                                                                                   175,431,171
                                                                                                                 -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.98%
         233,172  GNMA #473917                                                         7.00       04/15/2028           249,172
           9,742  GNMA #525459                                                         7.25       07/15/2006            10,826
         689,436  GNMA #531435                                                         7.00       12/15/2004           767,272
           6,874  GNMA #531965                                                         7.72       12/15/2041             7,948
         239,220  GNMA #533858                                                         7.35       06/15/2042           273,241
       1,209,110  GNMA #780626                                                         7.00       08/15/2027         1,292,080
      26,500,000  GNMA SERIES 2003-38 CLASS JC+/-                                      7.05       08/16/2042        30,569,976

                                                                                                                    33,170,515
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
STUDENT LOAN MARKETING ASSOCIATION - 0.35%
$      2,300,000  SLMA SERIES 1999-3 CLASS CTFS+/-                                     2.06%      01/26/2015     $   2,323,236
                                                                                                                 -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $291,481,966)                                                          296,143,635
                                                                                                                 -------------

US TREASURY SECURITIES - 10.36%

US TREASURY BONDS - 10.17%
      14,250,000  US TREASURY BOND                                                     7.25       08/15/2022        18,270,609
      23,150,000  US TREASURY BOND                                                     6.25       08/15/2023        26,891,086
       4,310,000  US TREASURY BOND                                                     6.75       08/15/2026         5,320,829
       6,250,000  US TREASURY BOND                                                     5.38       02/15/2031         6,654,300
       3,825,000  US TREASURY BOND - INFLATION PROTECTED&                              3.38       04/15/2032         5,159,795
       8,500,000  US TREASURY STRIP PRINCIPAL^                                         4.48       02/15/2015         5,348,557

                                                                                                                    67,645,176
                                                                                                                 -------------

US TREASURY NOTES - 0.19%
       1,225,000  US TREASURY NOTE                                                     4.75       05/15/2014         1,285,627
                                                                                                                 -------------

TOTAL US TREASURY SECURITIES (COST $65,484,678)                                                                     68,930,803
                                                                                                                 -------------

COLLATERAL FOR SECURITIES LENDING - 44.55%
                  COLLATERAL FOR SECURITY LENDING                                                                  296,455,317

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $296,455,317)                                                        296,455,317
                                                                                                                 -------------
SHARES

SHORT-TERM INVESTMENTS - 2.32%
      15,469,168  WELLS FARGO MONEY MARKET TRUST~                                                                   15,469,168
                                                                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,469,168)                                                                     15,469,168
                                                                                                                 -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $959,186,987)*                                     146.88%                                                 $ 977,301,967

OTHER ASSETS AND LIABILITIES, NET                        (46.88)                                                  (311,919,065)
                                                         ------                                                  -------------

TOTAL NET ASSETS                                         100.00%                                                 $ 665,382,902
                                                         ------                                                  -------------

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $14,393,916.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE  MATURITY DATE       VALUE
ASSET-BACKED SECURITIES - 17.28%
$      4,750,000  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2000-3 B+/-      1.95%      11/15/2007    $    4,754,322
       1,872,960  AMERIQUEST MORTGAGE SECURITIES INCORPORATED SERIES 2000-2
                  CLASS M1+/-                                                          2.25       07/15/2030         1,877,966
         195,188  ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES
                  2001-HE2 CLASS A1+/-                                                 1.86       06/15/2031           194,062
       2,000,000  BANK ONE ISSUANCE TRUST SERIES 2002-C2+/-                            2.59       05/15/2008         2,012,250
       2,595,000  BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS
                  A8                                                                   6.73       06/10/2023         2,663,428
       9,215,000  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-A CLASS
                  A3+/-                                                                1.80       06/01/2025         9,211,310
       5,000,000  CARCO AUTO LOAN MASTER TRUST+/-                                      1.67       11/15/2006         5,000,693
       6,000,000  CHASE CREDIT CARD MASTER TRUST SERIES 2000-3 CLASS B+/-              1.95       01/15/2008         6,014,762
         516,101  CHASE FUNDING LOAN ACQUISITION TRUST SERIES 2001-FF1A2+/-            1.86       04/25/2031           516,662
       1,688,649  CHESAPEAKE FUNDING LLC SERIES 2002-1 CLASS A1+/-                     1.76       06/07/2007         1,688,607
         400,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-B2 CLASS B2+/-       1.88       12/10/2008           402,479
       1,963,557  COUNTRWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-     2.02       03/25/2033         1,968,935
       1,198,703  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD1 CLASS
                  A1+++/-                                                              2.04       12/25/2032         1,200,577
       2,066,945  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS
                  A1+++/-                                                              2.12       09/25/2032         2,079,769
       1,919,351  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD3 CLASS
                  A1+++/-                                                              2.04       01/25/2033         1,925,918
         470,645  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2000-B CLASS A2+/-         1.83       08/15/2026           470,087
       2,690,293  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2001-A CLASS A+/-          1.84       04/15/2027         2,691,672
       2,617,455  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-D CLASS A+/-          1.84       08/15/2028         2,610,477
       1,199,590  DAIMLERCHRYSLER AUTO TRUST SERIES 2000-E CLASS A4                    6.16       01/08/2006         1,200,582
       7,970,000  EDUCATION FUNDING CAPITAL TRUST I SERIES A1-1+/-                     1.60       06/01/2042         7,970,000
         836,120  EQCC HOME EQUITY LOAN TRUST SERIES 1998-4 CLASS A1F+/-               2.04       01/15/2029           838,821
       1,709,758  FHABS 2004 HE-1+/-                                                   1.83       01/25/2024         1,706,552
       2,526,207  FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-          1.85       09/20/2023         2,523,259
         759,396  FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-        5.69       11/19/2032           766,129
       2,693,460  FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                    7.55       11/10/2023         2,691,353
       6,622,177  FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                1.67       01/20/2033         6,622,991
       2,858,573  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-     1.90       03/25/2027         2,857,678
       1,500,000  GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+++/-            1.66       12/02/2013         1,500,735
       1,998,384  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2002-2, CLASS A+/-           1.90       04/20/2032         2,001,721
       3,816,800  KEYCORP STUDENT LOAN TRUST SERIES 2003-A CLASS 2A1+/-                1.32       10/25/2025         3,813,224
       1,085,501  LEHMAN BROTHERS+/-                                                   1.84       12/25/2033         1,084,853
       2,642,249  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS
                  A1+/-                                                                1.73       11/15/2031         2,641,857
       7,256,605  MSDWCC HELOC TRUST SERIES 2003-1A CLASS A+/-                         1.89       11/25/2015         7,262,844
       1,210,067  NELLIE MAE INCORPORATED SERIES 1996-1 CLASS A2+/-                    1.86       12/15/2018         1,210,218
       2,965,233  OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-             2.04       02/25/2033         2,975,168
         307,751  PASS THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-A1
                  CLASS A1FL+++/-                                                      2.35       06/18/2012           307,656
         389,820  PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A
                  CLASS A2FL+++/-                                                      2.95       06/18/2012           389,785
       3,339,772  RESIDENTIAL ASSET SECURITIES 04-RP1 A2A+++/-                         1.92       11/25/2042         3,339,772
         878,666  SEQUOIA MORTGAGE TRUST+/-                                            2.47       10/25/2024           878,930
       2,977,735  SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                     1.93       06/20/2033         2,978,534
       3,436,448  SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                           1.76       10/19/2026         3,434,065
       2,000,000  STRUCTURED ASSET REPACKAGED TRUST+++/-                               2.03       03/21/2006         2,004,058
       4,232,833  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS
                  2A1+/-                                                               3.83       03/25/2033         4,229,647
       2,847,238  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-NP2 A1+++/-      1.92       12/25/2032         2,847,683
       9,000,000  TOYOTA AUTO RECEIVABLES OWNER TRUST SERIES 2003 B+/-                 1.63       08/15/2007         9,002,646
       9,000,000  UNION FINANCIAL SERVICES TAXABLE STUDENT LOAN SERIES 1998-A
                  B5+/-                                                                1.40       12/01/2032         9,000,237
       2,440,925  VENDEE MORTGAGE TRUST SERIES 2002-3 CLASS B                          6.00       03/15/2021         2,486,546
         830,207  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2 A+/-      2.05       12/25/2032           833,042
       5,654,619  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2
                  ALL1+/-                                                              1.88       07/02/2018         5,659,910
       4,250,000  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
                  CLASS-A+/-                                                           1.84       06/25/2034         4,249,773
       3,352,400  WASHINGTON MUTUAL SERIES 2003-AR1 CLASS A6+/-                        4.51       03/25/2033         3,384,335
       1,365,956  WORLD OMNI AUTOMOBILE LEASE SECURITIZATION TRUST SERIES
                  2001-AA CLASS B+++/-                                                 2.50       07/20/2007         1,363,256

TOTAL ASSET-BACKED SECURITIES (COST $153,276,032)                                                                  153,341,836
                                                                                                                --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.06%
         474,099  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-       5.56       07/20/2032           477,579
       3,165,115  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-       4.57       02/25/2033         3,198,477
       6,025,000  CHESAPEAKE FUNDING LLC SERIES 2003-2 A1+/-                           1.55       11/07/2008         6,035,110

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$      1,072,279  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2002-AR17 CLASS 2A1+/-                                               5.50%      12/19/2039    $    1,080,863
       2,448,367  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2003-AR2 CLASS 2A1+/-                                                4.89       02/25/2033         2,459,503
       7,709,630  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 3A3+/-                   2.47       09/25/2033         7,726,711
       2,750,000  FIFTH THIRD AUTO TRUST SERIES 2004-A CLASS A4                        3.70       10/20/2011         2,749,673
       1,821,668  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 A+/-                 1.85       07/25/2029         1,822,618
       1,762,709  IMPAC CMB TRUST SERIES 2001-4 CLASS A1+/-                            2.04       12/25/2031         1,764,696
       3,500,000  MALL OF AMERICA COMPANY LLC SERIES 2000-1 CLASS A+++/-               1.88       03/12/2010         3,502,163
       7,735,663  MERRIL LYNCH CREDIT CORPORATION MORTGAGE INVESTORS
                  INCORPORATED+/-                                                      2.36       03/25/2028         7,792,591
       3,640,518  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2
                  CLASS 2A2+/-                                                         4.21       02/25/2033         3,654,016
      10,575,087  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1995-B CLASS A+/-        1.78       10/15/2020        10,602,233
         882,087  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A+/-        1.98       09/15/2021           882,802
       1,771,091  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1997-B CLASS A+/-        1.66       03/16/2026         1,771,071
       7,358,330  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-        1.98       03/15/2025         7,375,084
       2,863,842  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-       1.96       04/25/2028         2,871,955
       5,703,470  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A A1+/-             1.85       04/25/2029         5,681,996
       6,487,820  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS
                  A3+/-                                                                4.60       03/25/2033         6,568,753
       2,770,038  NATIONSLINK FUNDING CORPORATION                                      6.65       11/10/2030         2,768,591
       3,147,324  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-          1.92       11/10/2030         3,147,282
         612,313  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D               7.56       11/10/2030           611,908
         648,035  PROVIDIAN HOME EQUITY LOAN TRUST SERIES 1999-1 A+/-                  1.91       06/25/2025           649,585
       3,223,496  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
                  2003-HS1 AII+/-                                                      1.91       12/25/2032         3,227,055
       2,665,732  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1
                  CLASS A1+++/-                                                        2.12       05/05/2033         2,677,129
       4,693,895  SASCO SERIES 2003-39EX+/-                                            2.07       08/25/2033         4,704,800
       9,632,640  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                         2.00       10/20/2027         9,653,121
      10,527,976  SEQUOIA MORTGAGE TRUST SERIES 2003-8 A1+/-                           1.92       12/20/2033        10,473,763

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $116,084,321)                                                      115,931,128
                                                                                                                --------------

CORPORATE BONDS & NOTES - 25.03%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.35%
       2,984,000  REEBOK INTERNATIONAL LIMITED                                         6.75       09/15/2005         3,087,969
                                                                                                                --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.40%
       3,550,000  MASCO CORPORATION SERIES 144A+++/-                                   1.65       03/09/2007         3,555,662
                                                                                                                --------------

CHEMICALS & ALLIED PRODUCTS - 0.54%
       1,000,000  ELI LILLY & COMPANY+/-                                               1.73       08/24/2007           998,221
       3,775,000  RPM INTERNATIONAL INCORPORATED                                       7.00       06/15/2005         3,834,294

                                                                                                                     4,832,515
                                                                                                                --------------

COMMUNICATIONS - 1.29%
       4,000,000  COX COMMUNICATIONS INCORPORATED SERIES MTN                           6.69       09/20/2004         4,007,492
       3,080,000  COX RADIO INCORPORATED                                               6.63       02/15/2006         3,239,944
       2,192,000  TCI COMMUNICATIONS INCORPORATED                                      8.65       09/15/2004         2,196,759
       1,825,000  TIME WARNER COMPANIES INCORPORATED                                   8.11       08/15/2006         1,999,912

                                                                                                                    11,444,107
                                                                                                                --------------

DEPOSITORY INSTITUTIONS - 2.72%
       1,750,000  ASSOCIATED BANK GREEN BAY SERIES BKNT+/-                             1.69       12/10/2004         1,750,334
       2,100,000  BANK OF AMERICA CORPORATION SERIES MTN1+/-                           2.01       08/26/2005         2,105,221
       3,000,000  BANKERS TRUST CORPORATION                                            8.25       05/01/2005         3,114,897
       2,225,000  BB&T CORPORATION+/-                                                  6.38       06/30/2005         2,296,988
       3,497,000  FIFTH THIRD BANK MICHIGAN+/-                                         7.75       08/15/2010         3,648,455
       4,000,000  OLD NATIONAL BANK SERIES BKNT+/-                                     1.98       01/31/2005         4,001,764
       2,700,000  STATE STREET CAPITAL TRUST II+/-                                     1.75       02/15/2008         2,715,819
       1,250,000  US BANCORP FIRST BANK                                                7.63       05/01/2005         1,293,456

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (continued)
$        425,000  WACHOVIA CORPORATION                                                 6.88%      09/15/2005    $      443,987
       2,710,000  WASHINGTON MUTUAL BANK FA SERIES MTN+/-                              2.01       07/25/2006         2,723,241

                                                                                                                    24,094,162
                                                                                                                --------------

EDUCATIONAL SERVICES - 0.17%
       1,468,027  EDUCATION LOANS INCORPORATED SERIES 1998-1 CLASS J+/-                1.56       06/01/2020         1,466,658
                                                                                                                --------------

ELECTRIC, GAS & SANITARY SERVICES - 1.66%
       4,000,000  DUKE ENERGY CORPORATION+/-                                           1.82       12/08/2005         4,008,580
       3,765,000  DUKE ENERGY FIELD SERVICES LLC                                       7.50       08/16/2005         3,935,023
       3,550,000  EL PASO ELECTRIC COMPANY SERIES D                                    8.90       02/01/2006         3,832,108
       2,995,000  PUGET SOUND ENERGY INCORPORATED+/-                                   1.30       07/14/2006         2,993,341

                                                                                                                    14,769,052
                                                                                                                --------------

FINANCIAL SERVICES - 0.28%
       2,500,000  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                   1.76       07/11/2006         2,504,333
                                                                                                                --------------

FOOD - 0.08%
         665,000  RALCORP HOLDINGS                                                     8.75       09/15/2004           666,426
                                                                                                                --------------

FOOD & KINDRED PRODUCTS - 1.20%
       1,750,000  GENERAL MILLS INCORPORATED SERIES MTNB                               8.11       11/18/2004         1,771,688
       4,640,000  KRAFT FOODS INCORPORATED+/-                                          1.96       11/26/2004         4,640,747
       1,600,000  RUBBERMAID INCORPORATED                                              6.60       11/15/2006         1,722,512
       2,500,000  TYSON FOODS INCORPORATED                                             6.63       10/01/2004         2,505,677

                                                                                                                    10,640,624
                                                                                                                --------------

FOOD STORES - 0.51%
       4,500,000  SAFEWAY INCORPORATED+/-                                              2.16       11/01/2005         4,504,635
                                                                                                                --------------

FORESTRY - 0.45%
       3,750,000  WEYERHAEUSER CO.                                                     6.13       03/15/2007         4,015,369
                                                                                                                --------------

HOLDING & OTHER INVESTMENT OFFICES - 2.33%
       7,500,000  COLLEGIATE FUNDING SERVICES EDUCATION LOAN TRUST SERIES
                  2003-A CLASS A2+/-                                                   1.41       09/28/2020         7,510,499
       7,500,000  COLLEGIATE FUNDING SERVICES EDUCATION LOAN TRUST SERIES A2+++/-      1.55       12/01/2041         7,500,000
       3,750,000  PRINCIPAL LIFE GLOBAL FUNDING I SERIES MTN+++/-                      1.88       05/27/2005         3,758,921
       1,885,000  SPIEKER PROPERTIES LP                                                6.88       02/01/2005         1,914,721

                                                                                                                    20,684,141
                                                                                                                --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.30%
       2,500,000  MARRIOTT INTERNATIONAL INCORPORATED SERIES B                         6.88       11/15/2005         2,626,733
                                                                                                                --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.75%
       2,675,000  ALLSTATE FINANCIAL GLOBAL FUNDING+++/-                               1.88       03/22/2005         2,680,026
       4,000,000  NATIONWIDE LIFE GLOBAL FIND SERIES 144A+++/-                         1.80       05/15/2007         3,999,452

                                                                                                                     6,679,478
                                                                                                                --------------

INSURANCE CARRIERS - 1.18%
       1,900,000  AMERUS GROUP COMPANY                                                 6.95       06/15/2005         1,955,043
         625,000  BERKLEY CORPORATION SERIES MTNA                                      6.38       04/15/2005           638,805
       1,000,000  LINCOLN NATIONAL CORPORATION                                         7.25       05/15/2005         1,036,732
       3,000,000  PROVIDENT COMPANIES INCORPORATED                                     6.38       07/15/2005         3,082,560

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
INSURANCE CARRIERS (continued)
$      3,500,000  UNITRIN INCORPORATED                                                 5.75%      07/01/2007    $    3,722,033

                                                                                                                    10,435,173
                                                                                                                --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 0.39%
       3,500,000  EASTMAN KODAK COMPANY SERIES MTNA+/-                                 1.69       11/08/2004         3,496,889
                                                                                                                --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.76%
       3,575,000  AMERICAN EXPRESS CENTURION 07 19 07+/-                               1.69       07/19/2007         3,572,394
       2,000,000  AMERICAN GENERAL FINANCE SERIES MTNH+/-                              1.70       04/05/2007         1,999,788
       1,500,000  BOEING CAPITAL CORPORATION SERIES MTNX+/-                            2.05       10/15/2004         1,499,934
       3,142,000  EQUIFAX INCORPORATED                                                 6.30       07/01/2005         3,235,698
       4,750,000  FORD MOTOR CREDIT COMPANY+/-                                         1.85       04/28/2005         4,743,967
       2,000,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                  1.67       09/15/2004         2,000,002
       4,000,000  GENERAL MOTORS ACCEPTANCE CORPORATION SERIES MTN+/-                  2.88       10/20/2005         4,030,724
       4,180,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                  1.72       01/09/2007         4,183,423
       2,000,000  JOHN HANCOCK GLOBAL FUNDING II SERIES 144A+++/-                      1.77       04/03/2009         1,998,136
       2,325,000  KEYCORP+/-                                                           1.83       07/23/2007         2,323,224
         696,000  LEHMAN BROTHERS HOLDINGS CORPORATION SERIES EMTN+/-                  2.09       09/28/2005           699,655
       2,565,000  MARSHALL AND ILSLEY BANK+/-                                          1.64       10/02/2006         2,422,258
       3,380,000  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION FLOATING
                  RATE+/-                                                              1.89       11/24/2006         3,381,443
       2,205,637  MORGAN STANLEY DEAN WITTER CORPORATION HELOC TRUST SERIES
                  2003-2 A+/-                                                          1.88       04/25/2016         2,205,931
       7,171,949  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 A+/-                2.12       12/25/2033         7,182,797
       2,654,476  RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2002-HS3 2A+/-        1.96       08/25/2032         2,658,680
       3,000,000  VOLKSWAGEN CREDIT INCORPORATED+++/-                                  1.88       07/21/2005         2,999,046

                                                                                                                    51,137,100
                                                                                                                --------------

OIL & GAS EXTRACTION - 1.28%
       3,172,000  COLUMBIA ENERGY GROUP                                                6.80       11/28/2005         3,322,280
       2,970,000  HALLIBURTON COMPANY+/-                                               2.65       10/17/2005         2,997,579
       3,595,000  PIONEER NATIONAL RESOURCES                                           8.88       04/15/2005         3,730,963
       1,285,000  TRANSOCEAN INCORPORATED                                              6.75       04/15/2005         1,313,839

                                                                                                                    11,364,661
                                                                                                                --------------

PAPER & ALLIED PRODUCTS - 0.26%
       2,285,000  AVERY DENNISON CORPORATION+/-                                        1.71       08/10/2007         2,283,094
                                                                                                                --------------

PRIMARY METAL INDUSTRIES - 0.50%
       4,420,000  ALCOA INCORPORATED+/-                                                1.40       12/06/2004         4,423,129
                                                                                                                --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.06%
         525,000  DONNELLEY & SONS SERIES MTNC                                         6.66       07/06/2005           540,729
                                                                                                                --------------

RAILROAD TRANSPORTATION - 0.60%
       3,000,000  NORFOLK SOUTHERN CORPORATION+/-                                      2.38       02/28/2005         3,009,807
       2,201,000  UNION PACIFIC CORPORATION                                            7.60       05/05/2005         2,275,528

                                                                                                                     5,285,335
                                                                                                                --------------

REAL ESTATE - 0.64%
       1,800,000  JDN REALTY CORPORATION                                               6.95       08/01/2007         1,958,436
       3,924,130  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS
                  A2+/-                                                                1.91       10/20/2029         3,752,636

                                                                                                                     5,711,072
                                                                                                                --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.18%
       1,600,000  NEWELL RUBBERMAID INCORPORATED                                       2.00       05/01/2005         1,594,770
                                                                                                                --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.23%
$      2,000,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN+/-                   2.14%      05/22/2006    $    2,011,186
                                                                                                                --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.23%
       2,000,000  LAFARGE NORTH AMERICA CORPORATION                                    6.38       07/15/2005         2,062,166
                                                                                                                --------------

TRANSPORTATION BY AIR - 0.26%
       2,300,000  FEDEX CORPORATION SERIES 144A+/-                                     1.88       04/01/2005         2,302,134
                                                                                                                --------------

TRANSPORTATION EQUIPMENT - 0.43%
       3,800,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTND+/-                2.39       09/26/2005         3,819,768
                                                                                                                --------------

TOTAL CORPORATE BONDS & NOTES (COST $221,808,372)                                                                  222,039,070
                                                                                                                --------------

FUNDING AGREEMENT - 0.28%
       2,500,000  MONUMENTAL LIFE INSURANCE COMPANY+/-                                15.33       10/20/2006         2,500,000

TOTAL FUNDING AGREEMENT (COST $2,500,000)                                                                            2,500,000
                                                                                                                --------------

LOAN PARTICIPATION - 0.99%
       4,000,000  TIMES SQUARE DEVELOPMENT BANK LOAN+/-                                2.09       01/23/2007         4,015,000
         945,943  US AGRICULTURE LOAN+/-                                               2.13       10/15/2020           951,855
       3,825,544  USDA - PVT+/-                                                        1.99       06/25/2016         3,825,544

TOTAL LOAN PARTICIPATION (COST $8,776,010)                                                                           8,792,399
                                                                                                                --------------

MUNICIPAL BONDS & NOTES - 8.06%
       4,700,000  COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN
                  REVENUE+/-                                                           1.35       12/01/2032         4,700,000
       3,500,000  EDUCATIONAL FUNDING SOUTH INCORPORATED TENNESSEE EDUCATIONAL
                  LOAN REVENUE SERIES B-2+/-                                           1.55       06/01/2038         3,500,000
         745,000  HUDSON COUNTY NJ   (GENERAL OBLIGATION - STATES, TERRITORIES
                  LOC)                                                                 6.09       09/01/2005           759,587
      10,000,000  MINNESOTA STATE HIGHER EDUCATION SERVICES OFFICE REVENUE+/-          1.62       05/01/2039        10,000,000
         635,000  MINNESOTA STATE MUNICIPAL POWER AGENCY ELECTRIC REVENUE              2.79       10/01/2005           635,006
       8,330,000  MISSISSIPPI HIGHER EDUCATION ASSISTANCE CORPORATION STUDENT
                  LOAN+/-                                                              1.70       09/01/2034         8,330,000
      13,900,000  NORTH CAROLINA STATE EDUCATION ASSISTANCE AUTHORITY REVENUE
                  GUARANTEED STUDENT LOANS SERIES LN-N+/-                              1.30       09/01/2015        13,900,000
       7,020,000  SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN
                  REVENUE SERIES A-2+/-                                                1.57       06/01/2033         7,020,000
       6,450,000  SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN
                  REVENUE SERIES A-3+/-                                                1.31       09/01/2026         6,450,000
       3,250,000  SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN
                  REVENUE SERIES A-3+/-                                                1.58       06/01/2033         3,250,000
       5,000,000  SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN
                  REVENUE SERIES A-4+/-                                                1.56       06/01/2043         5,000,000
       8,000,000  STUDENT LOAN FINANCE ASSOCIATION WASHINGTON   (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-                                           1.84       06/01/2038         8,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $71,523,936)                                                                    71,544,593
                                                                                                                --------------

US GOVERNMENT AGENCY SECURITIES - 25.57%

FEDERAL AGENCY & GOVERNMENT - 0.36%
          21,488  SBA #500276+/-                                                       5.88       05/25/2007            21,999
         203,285  SBA #500957+/-                                                       4.25       07/25/2014           211,150
         126,984  SBA #501224+/-                                                       2.75       06/25/2015           127,344
          25,411  SBA #502966+/-                                                       5.23       05/25/2015            26,718
         192,287  SBA #503405+/-                                                       4.38       05/25/2016           201,984
         867,040  SBA #503611+/-                                                       3.88       12/25/2021           908,854
          28,955  SBA #503653+/-                                                       4.63       01/25/2010            29,903
         461,750  SBA #503658+/-                                                       5.13       09/25/2010           479,877
         208,116  SBA #503664+/-                                                       4.48       01/25/2013           215,715

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                        WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
FEDERAL AGENCY & GOVERNMENT (continued)
$        934,890  SBA SERIES 10-C                                                      7.88%      05/01/2010    $    1,009,411

                                                                                                                     3,232,955
                                                                                                                --------------

FEDERAL FARM CREDIT BANK - 1.13%
      10,000,000  FFCB+/-                                                              1.53       06/20/2006        10,002,630
                                                                                                                --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.24%
          48,088  FHLMC # 410220+/-                                                    3.28       10/01/2025            49,655
          82,926  FHLMC # 611084+/-                                                    3.51       06/01/2030            86,403
         507,435  FHLMC #786614+/-                                                     4.34       08/01/2025           519,498
         220,000  FHLMC #845151+/-                                                     3.27       06/01/2022           227,545
          32,991  FHLMC #846367+/-                                                     3.42       04/01/2029            34,554
       2,525,620  FHLMC #E90573                                                        6.00       07/01/2017         2,655,616
       5,099,718  FHLMC #G90030%%                                                      7.50       07/17/2017         5,419,172
         538,818  FHLMC SERIES 1192 CLASS I                                            7.50       01/15/2007           540,755
         758,057  FHLMC SERIES 29 CLASS A1+/-                                          1.73       09/15/2026           758,063
         529,658  FHLMC SERIES 31 CLASS A7+/-                                          1.74       05/25/2031           529,531
       1,881,979  FHLMC SERIES T-35 CLASS A+/-                                         1.59       09/25/2031         1,882,972
      10,246,545  FHLMC SERIES T-55 1A2                                                7.00       03/25/2043        10,877,895
       5,831,401  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-54 CLASS 3A        7.00       02/25/2043         6,257,820
       6,706,939  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-54 CLASS 4A+/-     4.42       02/25/2043         6,800,415
       9,120,940  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-58 CLASS 4A        7.50       09/25/2043         9,907,621

                                                                                                                    46,547,515
                                                                                                                --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.16%
      14,866,054  FNMA # 789463+/-                                                     4.44       06/01/2034        15,139,992
         311,744  FNMA #155506+/-                                                      3.20       04/01/2022           318,686
         808,715  FNMA #190815+/-                                                      3.81       07/01/2017           787,448
          91,393  FNMA #220706+/-                                                      3.36       06/01/2023            93,822
         602,404  FNMA #253482                                                         8.50       10/01/2030           652,446
         128,266  FNMA #318464+/-                                                      3.48       04/01/2025           131,689
         287,485  FNMA #321051+/-                                                      3.24       08/01/2025           295,101
          64,692  FNMA #331866+/-                                                      3.42       12/01/2025            66,494
      15,000,000  FNMA #460900                                                         3.92       01/01/2008        15,167,054
          61,925  FNMA #46698+/-                                                       2.78       12/01/2015            62,558
          27,415  FNMA #519047+/-                                                      3.46       09/01/2029            28,458
       4,192,761  FNMA #545927                                                         6.50       12/01/2015         4,454,964
       4,825,956  FNMA #631367                                                         5.50       02/01/2017         5,003,735
       5,717,184  FNMA #686043+/-                                                      4.44       07/01/2033         5,838,529
       7,839,516  FNMA #693015+/-                                                      4.22       06/01/2033         7,968,583
       4,681,250  FNMA #726776+/-                                                      4.49       05/01/2033         4,733,632
       2,719,131  FNMA #732003+/-                                                      4.51       09/01/2033         2,780,908
       5,499,790  FNMA #734329+/-                                                      4.28       06/01/2033         5,580,957
       9,987,213  FNMA #739757+/-                                                      4.07       08/01/2033        10,063,060
       9,425,279  FNMA #741447+/-                                                      4.07       10/01/2033         9,461,087
      10,360,609  FNMA #741454+/-                                                      4.11       10/01/2033        10,432,160
       9,865,684  FNMA #750805+/-                                                      4.80       11/25/2033        10,057,519
       1,888,861  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                          7.50       05/25/2042         2,051,775
       2,358,476  FNMA GRANTOR TRUST SERIES 2002-T13 CLASS A1+/-                       1.55       08/25/2032         2,357,948
       5,083,135  FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                        1.73       09/26/2033         5,084,683
         585,108  FNMA SERIES 1991-146 CLASS Z                                         8.00       10/25/2006           607,270
         421,878  FNMA SERIES 2001-W1 CLASS AV1+/-                                     1.74       08/25/2031           421,871
       2,779,937  FNMA SERIES 2002-90 CLASS A2                                         6.50       11/25/2042         2,933,701
       5,050,800  FNMA SERIES 2003-W4 3A                                               7.00       10/25/2042         5,409,094
       5,053,251  FNMA SERIES 2004-W2 2A2                                              7.00       02/25/2044         5,433,329
       2,034,114  FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                             7.50       08/25/2042         2,209,556
       3,638,018  FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                         1.80       02/25/2033         3,642,260

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                        AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$      4,119,016  FNMA WHOLE LOAN SERIES 2003-W16 CLASS AF1+/-                         1.71%      10/25/2033    $     4,120,454

                                                                                                                    143,390,823
                                                                                                                ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.08%
         664,716  GNMA #780533                                                         7.00       07/15/2008            708,997
                                                                                                                ---------------

STUDENT LOAN MARKETING ASSOCIATION - 2.60%
       3,000,000  SLMA SERIES 1999-3 CLASS CTFS+/-                                     2.06       01/26/2015          3,030,308
      10,000,000  SLMA SERIES 2003-10A CLASS AIG+++/-                                  1.55       12/15/2016         10,000,000

STUDENT LOAN MARKETING ASSOCIATION (continued)
      10,000,000  STUDENT LOAN CONSOLIDATION CENTER SERIES A-9+++/-                    1.59       07/01/2042         10,000,000

                                                                                                                     23,030,308
                                                                                                                ---------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $225,696,767)                                                           226,913,228
                                                                                                                ---------------

US TREASURY SECURITIES - 7.09%

US TREASURY NOTES - 7.09%
      20,000,000  U.S TREASURY NOTE                                                    5.50       02/15/2008         21,700,780
      26,005,000  US TREASURY NOTE                                                     3.00       02/15/2008         26,098,462
      15,000,000  US TREASURY NOTE                                                     3.38       12/15/2008         15,137,115

                                                                                                                     62,936,357
                                                                                                                ---------------

TOTAL US TREASURY SECURITIES (COST $62,658,516)                                                                      62,936,357
                                                                                                                ---------------

COLLATERAL FOR SECURITIES LENDING - 21.83%
                  COLLATERAL FOR SECURITY LENDING                                                                   193,744,639

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $193,744,639)                                                         193,744,639
                                                                                                                ---------------
SHARES

SHORT-TERM INVESTMENTS - 2.37%
      21,075,516  WELLS FARGO MONEY MARKET TRUST~                                                                    21,075,516
                                                                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $21,075,516)                                                                      21,075,516
                                                                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,077,144,109)*                                   121.56%                                                $ 1,078,818,766

OTHER ASSETS AND LIABILITIES, NET                        (21.56)                                                   (191,371,211)
                                                         ------                                                 ---------------

TOTAL NET ASSETS                                         100.00%                                                $   887,447,555

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $5,471,461.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


7

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
ASSET-BACKED SECURITIES - 6.05%
$       1,839,000  AESOP FUNDING II LLC SERIES 1998-1 CLASS A++                         6.14%      05/20/2006      $  1,876,165
        1,000,000  BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS
                   A8                                                                   6.73       06/10/2023         1,026,369
        1,240,000  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-A CLASS
                   A3+/-                                                                1.80       06/01/2025         1,239,503
        1,000,000  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                  6.60       02/25/2032         1,056,913
          965,362  EQCC HOME EQUITY LOAN TRUST SERIES 1999-2 CLASS A6F                  6.69       07/25/2030         1,011,809
          613,570  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8              6.86       07/15/2029           649,038
          610,174  GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-A CLASS M1             6.92       08/15/2026           623,586
        1,000,000  GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2             8.36       07/15/2030         1,066,054
          416,559  LONG BEACH MORTGAGE LOAN TRUST SERIES 2002-1 CLASS 2A4               6.46       05/25/2032           417,742
        1,000,000  MELLON BANK PREMIUM FINANCE LOAN MASTER SERIES 2004-1 CLASS A+/-     1.72       06/15/2009         1,000,000
          143,618  PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A
                   CLASS A2FL+++/-                                                      2.95       06/18/2012           143,605
        1,226,000  RENTAL CAR FINANCE CORPORATION SERIES 1997-1 CLASS B3++              6.70       09/25/2007         1,242,399
        1,000,000  RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3
                   CLASS A6                                                             5.98       08/25/2019         1,042,278
          393,076  SAXON ASSET SECURITIES TRUST SERIES 1999-2 CLASS AF6                 6.42       03/25/2014           395,347
          230,713  SEQUOIA MORTGAGE TRUST+/-                                            2.39       10/25/2024           230,782
          212,135  VAN KAMPEN CLO I LIMITED+++/-                                        1.44       10/08/2007           211,869
          215,821  WORLD OMNI AUTOMOBILE LEASE SECURITIZATION TRUST SERIES
                   2001-AA CLASS B+++/-                                                 2.50       07/20/2007           215,394

TOTAL ASSET-BACKED SECURITIES (COST $13,194,904)                                                                     13,448,853
                                                                                                                   ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.70%
        2,348,116  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION                      5.50       06/25/2033         2,364,838
        1,612,596  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2004-AR5
                   CLASS 10A1+/-                                                        5.03       05/01/2034         1,654,442
        1,350,000  FANNIE MAE WHOLE LOAN 2002-W4 A4                                     6.25       05/25/2042         1,438,093
          470,909  FANNIE MAE WHOLE LOAN SERIES 2004-W8 CLASS 3A                        7.50       06/25/2044           510,960
        1,635,507  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1
                   CLASS A3                                                             7.12       06/18/2029         1,760,934
          865,514  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-          1.71       11/10/2030           865,502
          306,156  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D               7.56       11/10/2030           305,954
        1,000,000  NOMURA ASSET ACCEPTANCE CONCENTRATION SERIES 2004-R2 CLASS
                   A1+++/-                                                              6.50       10/25/2034         1,050,742
          484,679  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1
                   CLASS A1+++/-                                                        2.12       11/25/2034           486,751

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $10,311,573)                                                         10,438,216
                                                                                                                   ------------

CORPORATE BONDS & NOTES - 38.32%

AEROSPACE, DEFENSE - 0.22%
          450,000  AMOR HOLDINGS INCORPORATED                                           8.25       08/15/2013           486,000
                                                                                                                   ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.40%
          500,000  PHILLIPS-VAN HEUSEN                                                  7.75       11/15/2023           492,500
          375,000  RUSSELL CORPORATION                                                  9.25       05/01/2010           405,469

                                                                                                                        897,969
                                                                                                                   ------------

BUSINESS SERVICES - 0.91%
          250,000  AFFINITY GROUP INCORPORATED                                          9.00       02/15/2012           261,250
          600,000  CENDANT CORPORATION                                                  7.38       01/15/2013           693,743
          375,000  IRON MOUNTAIN INCORPORATED                                           8.63       04/01/2013           405,000
          600,000  NCR CORPORATION                                                      7.13       06/15/2009           667,867

                                                                                                                      2,027,860
                                                                                                                   ------------

CHEMICALS & ALLIED PRODUCTS - 3.06%
          225,000  AIRGAS INCORPORATED                                                  9.13       10/01/2011           253,687
          500,000  AIRGAS INCORPORATED SERIES MTN                                       7.75       09/15/2006           527,500
          650,000  BRISTOL MYERS SQUIBB                                                 5.75       10/01/2011           695,074
          700,000  EASTMAN CHEMICAL COMPANY                                             7.00       04/15/2012           796,264
          375,000  IMC GLOBAL INCORPORATED                                             10.88       06/01/2008           453,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
$         325,000  IMC GLOBAL INCORPORATED SERIES B                                    11.25%      06/01/2011     $     381,063
          900,000  LYONDELL CHEMICAL COMPANY SERIES A                                   9.63       05/01/2007           961,875
          400,000  OLIN CORPORATION                                                     9.13       12/15/2011           493,242
          850,000  RPM INTERNATIONAL INCORPORATED                                       7.00       06/15/2005           863,351
          800,000  SENSIENT TECHNOLOGIES                                                6.50       04/01/2009           832,927
          500,000  WYETH                                                                6.95       03/15/2011           550,633

                                                                                                                      6,809,366
                                                                                                                  -------------

COMMUNICATIONS - 1.38%
          575,000  CANWEST MEDIA INCORPORATED                                          10.63       05/15/2011           654,781
          475,000  COX COMMUNICATIONS INCORPORATED                                      7.88       08/15/2009           527,189
          500,000  L3 COMMUNICATIONS CORPORATION                                        7.63       06/15/2012           541,250
          375,000  PANAMSAT CORPORATION                                                 6.38       01/15/2008           381,094
          275,000  SINCLAIR BROADCAST GROUP INCORPORATED                                8.75       12/15/2011           297,344
          600,000  TIME WARNER INCORPORATED                                             6.88       05/01/2012           667,754

                                                                                                                      3,069,412
                                                                                                                  -------------

CONSUMER SERVICES - 0.25%
          500,000  NIELSEN MEDIA                                                        7.60       06/15/2009           565,531
                                                                                                                  -------------

DEPOSITORY INSTITUTIONS - 5.97%
        1,100,000  ASSOCIATED BANCORP                                                   6.75       08/15/2011         1,238,607
        1,050,000  BANK ONE CAPITAL IV+/-                                               2.81       09/01/2030         1,059,980
        1,839,000  BANKAMERICA CAPITAL III+/-                                           2.17       01/15/2027         1,773,066
        1,000,000  CITY NATIONAL BANK                                                   6.75       09/01/2011         1,127,970
          625,000  COLONIAL BANK                                                        9.38       06/01/2011           747,597
        1,226,000  DEPOSIT GUARANTY CORPORATION                                         7.25       05/01/2006         1,320,422
        1,226,000  FARMERS EXCHANGE CAPITAL++                                           7.20       07/15/2048         1,243,967
          250,000  FIRSTAR BANK NA                                                      7.13       12/01/2009           287,846
          800,000  HAVEN CAPITAL TRUST I                                               10.46       02/01/2027           961,874
          665,000  MANUFACTURERS & TRADERS TRUST COMPANY                                8.00       10/01/2010           797,336
          650,000  NATIONAL CAPITAL COMMERCE INCORPORATED+/-                            2.58       04/01/2027           647,734
          450,000  NTC CAPITAL TRUST SERIES A+/-                                        2.12       01/15/2027           432,285
          725,000  TCF FINANCIAL BANK                                                   5.00       06/15/2014           743,312
          750,000  WACHOVIA BANK NA CHARLOTTE SERIES BKNT                               7.80       08/18/2010           884,158

                                                                                                                     13,266,154
                                                                                                                  -------------

EDUCATIONAL SERVICES - 1.89%
        2,235,000  MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                7.25       11/02/2049         2,795,395
        1,250,000  STANFORD UNIVERSITY SERIES MTNA                                      6.16       04/30/2011         1,395,455

                                                                                                                      4,190,850
                                                                                                                  -------------

ELECTRIC, GAS & SANITARY SERVICES - 0.26%
          500,000  DUKE ENERGY FIELD SERVICES LLC                                       7.88       08/16/2010           587,081
                                                                                                                  -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 1.01%
          500,000  RAYOVAC CORPORATION                                                  8.50       10/01/2013           535,000
          700,000  SANMINA - SCI CORPORATION                                           10.38       01/15/2010           794,500
          850,000  THOMAS & BETTS CORPORATION SERIES MTN                                6.63       05/07/2008           905,695

                                                                                                                      2,235,195
                                                                                                                  -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.28%
$         600,000  MASSEY ENERGY COMPANY                                                6.95%     03/01/2007     $     630,000
                                                                                                                  -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.35%
          775,000  THE SHAW GROUP INCORPORATED                                         10.75       03/15/2010           777,906
                                                                                                                  -------------

FOOD & KINDRED PRODUCTS - 1.31%
          650,000  CONAGRA FOODS INCORPORATED                                           7.88       09/15/2010           767,860
          375,000  CONSTELLATION BRANDS INCORPORATED SERIES B                           8.00       02/15/2008           410,156
          375,000  CORN PRODUCTS INTERNATONAL INCORPORATED                              8.25       07/15/2007           410,156
          375,000  COTT BEVERAGES USA
                   INCORPORATED                                                         8.00       12/15/2011           406,406
          500,000  GENERAL MILLS INCORPORATED                                           6.00       02/15/2012           537,862
          375,000  LAND O LAKES INCORPORATED++                                          9.00       12/15/2010           389,063

                                                                                                                      2,921,503
                                                                                                                  -------------

FORESTRY - 0.59%
          500,000  TEMBEC INDUSTRIES                                                    8.63       06/30/2009           521,250
          700,000  WEYERHAEUSER COMPANY                                                 6.75       03/15/2012           783,241

                                                                                                                      1,304,491
                                                                                                                  -------------

GENERAL MERCHANDISE STORES - 0.24%
          475,000  RITE AID CORPORATION                                                 9.50       02/15/2011           522,500
                                                                                                                  -------------

HEALTH SERVICES - 0.91%
          850,000  AMERICAN ASSOCIATION OF RETIRED PERSONS++                            7.50       05/01/2031         1,006,938
          600,000  HEALTHSOUTH CORPORATION                                              7.63       06/01/2012           574,500
          400,000  NDC HEALTH CORPORATION                                              10.50       12/01/2012           433,000

                                                                                                                      2,014,438
                                                                                                                  -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.88%
          475,000  JOHNSONDIVERSEY INCORPORATED SERIES B                                9.63       05/15/2012           532,000
          500,000  NATIONAL CITY BANK OF COLUMBUS SERIES 4                              7.25       07/15/2010           587,244
          750,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                    6.25       02/15/2012           826,761

                                                                                                                      1,946,005
                                                                                                                  -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
          500,000  STEELCASE INCORPORATED                                               6.38       11/15/2006           518,517
                                                                                                                  -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.26%
          266,000  HOST MARRIOTT CORPORATION SERIES B                                   7.88       08/01/2008           273,980
          280,000  MGM MIRAGE                                                           6.88       02/06/2008           299,600

                                                                                                                        573,580
                                                                                                                  -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.76%
          500,000  AMERICAN STANDARD INCORPORATED                                       8.25       06/01/2009           575,000
          400,000  BRIGGS & STRATTON CORPORATION                                        8.88       03/15/2011           474,000
          625,000  UNISYS CORPORATION                                                   6.88       03/15/2010           645,313

                                                                                                                      1,694,313
                                                                                                                  -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.32%
$         670,000  NLV FINANCIAL CORPORATION++                                          7.50%      08/15/2033     $     707,049
                                                                                                                  -------------

INSURANCE CARRIERS - 4.16%
          500,000  AMERUS GROUP COMPANY                                                 6.95       06/15/2005           514,485
          675,000  BLUE CROSS & BLUE SHIELD OF FLORIDA++                                8.25       11/15/2011           785,024
          400,000  JOHN HANCOCK GLOBAL FUNDING II++                                     7.90       07/02/2010           472,990
          807,000  MARKEL CORPORATION                                                   7.20       08/15/2007           861,784
        2,000,000  MINNESOTA LIFE INSURANCE COMPANY++                                   8.25       09/15/2025         2,482,504
        1,073,000  PRUDENTIAL INSURANCE COMPANY OF AMERICA++                            7.65       07/01/2007         1,190,415
          682,000  REINSURANCE GROUP OF AMERICA++                                       7.25       04/01/2006           718,253
          750,000  RELIASTAR FINANCIAL CORPORATION                                      8.00       10/30/2006           830,629
          700,000  UNITRIN INCORPORATED                                                 5.75       07/01/2007           744,407
          625,000  WR BERKLEY CORPORATION                                               5.13       09/30/2010           638,786

                                                                                                                      9,239,277
                                                                                                                  -------------

MACHINERY - 0.29%
          600,000  JLG INDUSTRIES INCORPORATED                                          8.25       05/01/2008           642,000
                                                                                                                  -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 0.40%
          150,000  COLE NATIONAL GROUP                                                  8.88       05/15/2012           163,500
          650,000  PERKINELMER INCORPORATED                                             8.88       01/15/2013           721,500

                                                                                                                        885,000
                                                                                                                  -------------

METAL MINING - 0.24%
          125,000  CENTURY ALUMINUM COMPANY++                                           7.50       08/15/2014           128,438
          400,000  PHELPS DODGE CORPORATION                                             6.38       11/01/2004           401,641

                                                                                                                        530,079
                                                                                                                  -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.04%
          800,000  GENERAL ELECTRIC COMPANY                                             5.00       02/01/2013           822,934
          425,000  JACUZZI BRANDS INCORPORATED                                          9.63       07/01/2010           468,562
          375,000  OWENS-BROCKWAY                                                       8.88       02/15/2009           407,813
          625,000  SPX CORPORATION                                                      6.25       06/15/2011           618,750

                                                                                                                      2,318,059
                                                                                                                  -------------

MISCELLANEOUS RETAIL - 0.21%
          510,000  REMINGTON ARMS COMPANY INCORPORATED                                 10.50       02/01/2011           469,200
                                                                                                                  -------------

MOTION PICTURES - 0.18%
          375,000  ALLIANCE ATLANTIS COMMUNICATIONS INCORPORATED                       13.00       12/15/2009           408,750
                                                                                                                  -------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.31%
          600,000  GOODRICH CORPORATION                                                 7.63       12/15/2012           699,044
                                                                                                                  -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.03%
          650,000  ATHENA NEUROSCIENCES FINANCE LLC                                     7.25       02/21/2008           646,750
        1,000,000  FORD MOTOR CREDIT COMPANY                                            7.38       10/28/2009         1,094,499
          500,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                7.75       01/19/2010           552,489

                                                                                                                      2,293,738
                                                                                                                  -------------

OIL & GAS EXTRACTION - 1.27%
          910,000  HALLIBURTON COMPANY+/-                                               2.65       10/17/2005           918,450

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
OIL & GAS EXTRACTION (continued)
$         500,000  MARATHON OIL CORPORATION CONSOLIDATED                                6.85%      03/01/2008     $     552,918
          400,000  PARKER DRILLING COMPANY SERIES B                                    10.13       11/15/2009           425,000
          525,000  PIONEER NATURAL RESOURCES COMPANY                                    6.50       01/15/2008           571,333
          325,000  SWIFT ENERGY COMPANY   (GENERAL OBLIGATION - SCHOOL DISTRICTS
                   LOC)                                                                 9.38       05/01/2012           357,500

                                                                                                                      2,825,201
                                                                                                                  -------------

PAPER & ALLIED PRODUCTS - 1.01%
          850,000  ABITIBI CONSOLIDATED INCORPORATED                                    6.95       12/15/2006           880,813
          700,000  MEADWESTVACO CORPORATION                                             6.85       04/01/2012           774,671
          600,000  SOLO CUP COMPANY                                                     8.50       02/15/2014           582,000

                                                                                                                      2,237,484
                                                                                                                  -------------


PERSONAL SERVICES - 0.58%
          330,000  ALDERWOODS GROUP INCORPORATED++                                      7.75       09/15/2012           343,200
           35,000  SERVICE CORPORATION INTERNATIONAL                                    6.00       12/15/2005            35,875
          400,000  SERVICE CORPORATION INTERNATIONAL                                    6.50       03/15/2008           413,000
          450,000  STEWART ENTERPRISES INCORPORATED                                    10.75       07/01/2008           497,250

                                                                                                                      1,289,325
                                                                                                                  -------------

PIPELINES, EXCEPT NATURAL GAS - 0.36%
          825,000  EL PASO PRODUCTION HOLDING COMPANY                                   7.75       06/01/2013           810,563
                                                                                                                  -------------

PRIMARY METAL INDUSTRIES - 0.63%
          300,000  INTERNATIONAL STEEL GROUP++                                          6.50       04/15/2014           289,500
          500,000  ISPAT INLAND LLC+++/-                                                8.35       04/01/2010           521,250
          273,000  UNITED STATES STEEL LLC                                             10.75       08/01/2008           319,718
          275,000  VALMONT INDUSTRIES INCORPORATED++                                    6.88       05/01/2014           276,375

                                                                                                                      1,406,843
                                                                                                                  -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.80%
          525,000  AMERICAN GREETINGS CORPORATION                                       6.10       08/01/2028           557,156
          500,000  HOUGHTON MIFFLIN COMPANY                                             8.25       02/01/2011           515,625
          600,000  VIACOM INCORPORATED                                                  7.70       07/30/2010           699,294

                                                                                                                      1,772,075
                                                                                                                  -------------

RECREATION - 0.09%
          200,000  AMF BOWLING WORLDWIDE SERIES++                                      10.00       03/01/2010           208,000
                                                                                                                  -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.83%
        1,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                  1.98       07/23/2009         1,001,344
          750,000  MORGAN STANLEY                                                       6.75       04/15/2011           841,993

                                                                                                                      1,843,337
                                                                                                                  -------------

SPECIAL PURPOSE ENTITY - 0.18%
          400,000  POSTER FINANCIAL GROUP INCORPORATED                                  8.75       12/01/2011           410,000
                                                                                                                  -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.26%
          500,000  TEXAS INDUSTRIES INCORPORATED                                       10.25       06/15/2011           570,000
                                                                                                                  -------------

TELECOMMUNICATIONS - 0.33%
          700,000  SPRINT CAPITAL CORPORATION                                           6.00       01/15/2007           743,544
                                                                                                                  -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
TRANSPORTATION BY AIR - 1.10%
$         405,669  CONTINENTAL AIRLINES INCORPORATED SERIES 01-1                        7.03%      06/15/2011     $     314,552
          635,490  CONTINENTAL AIRLINES INCORPORATED SERIES 974C                        6.80       07/02/2007           541,345
          250,452  DELTA AIR LINES INCORPORATED                                         7.78       01/02/2012           101,514
          500,000  DELTA AIR LINES SERIES 00-1                                          7.78       11/18/2005           201,862
          869,397  FEDEX CORPORATION SERIES 97-B                                        7.52       01/15/2018           976,072
          363,800  NORTHWEST AIRLINES INCORPORATED SERIES 991A                          6.81       02/01/2020           316,411

                                                                                                                      2,451,756
                                                                                                                  -------------

TRANSPORTATION EQUIPMENT - 1.14%
          475,000  ALLIANT TECHSYSTEMS INCORPORATED                                     8.50       05/15/2011           516,563
          650,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                               7.75       01/18/2011           748,933
          350,000  DELCO REMY INTERNATIONAL INCORPORATED+/-                             5.60       04/15/2009           355,250
          860,000  NAVISTAR INTERNATIONAL                                               7.50       06/15/2011           903,000

                                                                                                                      2,523,746
                                                                                                                  -------------

TRANSPORTATION SERVICES - 0.21%
          460,000  TEEKAY SHIPPING CORPORATION                                          8.32       02/01/2008           476,675
                                                                                                                  -------------

WATER TRANSPORTATION - 0.19%
          400,000  OVERSEAS SHIPHOLDING GROUP                                           8.25       03/15/2013           432,500
                                                                                                                  -------------

TOTAL CORPORATE BONDS & NOTES (COST $81,341,376)                                                                     85,231,916
                                                                                                                  -------------

MUNICIPAL BONDS & NOTES - 0.68%
        1,225,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING
                   REVENUE                                                              7.40       12/01/2025         1,490,971

TOTAL MUNICIPAL BONDS & NOTES (COST $1,256,170)                                                                       1,490,971
                                                                                                                  -------------

US GOVERNMENT AGENCY SECURITIES - 38.18%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 15.92%
        1,434,884  FHLMC #A15838                                                        5.50       12/01/2033         1,461,644
        2,494,649  FHLMC SERIES 1675 CLASS KZ                                           6.50       02/15/2024         2,653,337
            2,377  FHLMC SERIES 2218 CLASS B                                            6.00       11/15/2027             2,375
        5,000,000  FHLMC SERIES 2358 CLASS PD                                           6.00       09/15/2016         5,282,752
        7,500,000  FHLMC SERIES 2363 CLASS PF                                           6.00       09/15/2016         7,922,743
        6,500,000  FHLMC SERIES 2416 CLASS PE                                           6.00       10/15/2021         6,825,334
          368,424  FHLMC SERIES 2416 CLASS PF                                           6.00       08/15/2018           369,025
        1,500,000  FHLMC SERIES 2439 CLASS LG                                           6.00       09/15/2030         1,552,462
        1,590,761  FHLMC SERIES T-20 CLASS A6                                           7.49       09/25/2029         1,663,274
        5,753,977  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-42 CLASS A4Z       6.50       02/25/2042         6,066,849
        1,459,350  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-58 CLASS 4A        7.50       09/25/2043         1,585,219

                                                                                                                     35,385,014
                                                                                                                  -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.13%
        1,982,141  FNMA # 789463+/-                                                     4.44       06/01/2034         2,018,666
        1,412,898  FNMA #380581                                                         6.18       08/01/2008         1,524,273
          966,288  FNMA #383017                                                         6.49       01/01/2008         1,039,289
        1,492,292  FNMA #386890                                                         3.99       04/01/2011         1,475,504
        2,157,976  FNMA #555326                                                         5.50       04/01/2033         2,194,591
          816,123  FNMA #678939                                                         5.50       02/01/2018           846,188
          798,699  FNMA #701350                                                         5.50       04/01/2018           828,121
        2,360,335  FNMA #725232                                                         5.00       03/01/2034         2,349,690
        1,253,402  FNMA #731996+/-                                                      4.13       09/01/2033         1,267,166

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$       1,040,335  FNMA #739757+/-                                                      4.07%      08/01/2033         1,048,235
        1,327,440  FNMA #741305                                                         5.00       09/01/2018         1,354,355
        1,936,776  FNMA #741458+/-                                                      4.52       10/01/2033         1,978,982
        2,730,054  FNMA #765178                                                         5.00       01/01/2019         2,785,408
          410,297  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                           7.00       12/25/2041           439,402
        4,162,756  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                           6.00       02/25/2044         4,317,559
          926,646  FNMA SERIES 2002-90 CLASS A2                                         6.50       11/25/2042           977,900
        6,000,000  FNMA SERIES 2003-92 CLASS HP                                         4.50       09/25/2018         6,059,468
        3,000,000  FNMA SERIES 2003-97 CLASS CA                                         5.00       10/25/2018         3,076,117
        3,000,000  FNMA TBA%%                                                           4.50       09/15/2019         2,997,186
        1,617,010  FNMA WHOLE LOAN                                                      7.00       12/25/2033         1,717,922

                                                                                                                     40,296,022
                                                                                                                  -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.81%
          340,976  GNMA #345066                                                         6.50       10/15/2023           362,497
          234,632  GNMA #346960                                                         6.50       12/15/2023           249,441
          219,775  GNMA #354692                                                         6.50       11/15/2023           233,646
          328,187  GNMA #361398                                                         6.50       01/15/2024           348,794
          364,498  GNMA #366641                                                         6.50       11/15/2023           387,503
           81,714  GNMA #473918                                                         7.00       04/15/2028            87,467
            3,131  GNMA #525459                                                         7.25       07/15/2006             3,480
          148,479  GNMA #525459                                                         7.25       07/15/2006           165,000
          196,987  GNMA #531435                                                         7.00       12/15/2004           219,226
            2,063  GNMA #531965                                                         7.72       12/15/2041             2,385
           59,804  GNMA #533858                                                         7.35       08/15/2042            68,310
        5,500,000  GNMA SERIES 2003-38 CLASS JC+/-                                      7.05       04/16/2024         6,344,712

                                                                                                                      8,472,461
                                                                                                                  -------------

STUDENT LOAN MARKETING ASSOCIATION - 0.32%
          700,000  SLMA SERIES 1999-3 CLASS CTFS+/-                                     2.06       01/26/2015           707,072
                                                                                                                  -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $82,985,788)                                                             84,860,569
                                                                                                                  -------------

SHARES             SECURITY NAME                                                                                    VALUE
PRIVATE INVESTMENT PARTNERSHIPS - 0.07%
            4,443  PPM AMERICA CBO II, LP+                                                                              135,046

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $464,097)                                                                   135,046
                                                                                                                  -------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
US TREASURY SECURITIES - 9.81%

US TREASURY BONDS - 9.09%
          950,000  US TREASURY BOND                                                     7.25       05/15/2016         1,194,810
        5,150,000  US TREASURY BOND                                                     7.25       08/15/2022         6,603,062
        8,515,000  US TREASURY BOND                                                     6.25       08/15/2023         9,891,041
        1,850,000  US TREASURY BOND                                                     5.38       02/15/2031         1,969,673
          400,000  US TREASURY BOND - INFLATION PROTECTED&                              3.38       04/15/2032           539,587

                                                                                                                     20,198,173
                                                                                                                  -------------

US TREASURY NOTES - 0.72%
          450,000  US TREASURY NOTE                                                     4.25       08/15/2013           456,381
          240,000  US TREASURY NOTE - INFLATION PROTECTED&                              3.88       01/15/2009           312,550
          250,000  US TREASURY NOTE - INFLATION PROTECTED&                              3.50       01/15/2011           308,348

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
US TREASURY NOTES (continued)
$         500,000  US TREASURY NOTE                                                     4.38%      08/15/2012     $      515,409

                                                                                                                       1,592,688
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $21,032,247)                                                                       21,790,861
                                                                                                                  --------------

SHARES             SECURITY NAME                                                                                      VALUE
COLLATERAL FOR SECURITIES LENDING - 37.86%
                   COLLATERAL FOR SECURITY LENDING                                                                    84,162,642

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $84,162,642)                                                            84,162,642
                                                                                                                  --------------

SHORT-TERM INVESTMENTS - 3.29%
        7,310,015  WELLS FARGO MONEY MARKET TRUST~                                                                     7,310,015
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,310,015)                                                                         7,310,015
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $302,058,812)*                                      138.96%                                                 $  308,869,090

OTHER ASSETS AND LIABILITIES, NET                         (38.96)                                                    (86,597,315)
                                                          ------                                                  --------------

TOTAL NET ASSETS                                          100.00%                                                 $  222,271,775
                                                          ------                                                  --------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $2,977,969.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


                                                                               8
                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                             AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

TACTICAL MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
ASSET-BACKED SECURITIES - 8.92%
$     19,650,000  HOUSEHOLD CREDIT CARD MASTER NOTE TRUST I SERIES 2000-1 CLASS
                  A+/-                                                                 1.74%      08/15/2008     $  19,682,752
      21,300,000  SLM STUDENT LOAN TRUST SERIES 2004-6 CLASS A1+/-                     1.66       01/25/2010        21,296,672

TOTAL ASSET-BACKED SECURITIES (COST $40,983,627)                                                                    40,979,424
                                                                                                                 -------------

AGENCY NOTES - INTEREST BEARING - 65.77%
      27,500,000  FFCB                                                                 2.09       01/30/2006        27,397,315
      33,550,000  FHLB                                                                 1.52       07/14/2005        33,392,080
      32,000,000  FHLB                                                                 1.55       07/14/2005        31,857,600
      33,000,000  FHLB                                                                 2.25       01/30/2006        32,946,078
      21,000,000  FHLMC                                                                2.50       11/30/2005        21,020,370
      30,000,000  FHLMC                                                                2.20       12/01/2005        29,981,940
      26,000,000  FHLMC                                                                2.15       01/30/2006        25,933,310
      33,000,000  FHLMC                                                                2.70       04/28/2006        33,033,825
      33,000,000  FNMA                                                                 2.40       04/28/2006        32,958,354
      33,450,000  FNMA                                                                 2.50       04/28/2006        33,451,037

TOTAL AGENCY NOTES - INTEREST BEARING (COST $302,385,439)                                                          301,971,909
                                                                                                                 -------------

US TREASURY SECURITIES - 5.57%

US TREASURY BONDS - 1.44%
       5,700,000  US TREASURY BOND                                                     6.13       08/15/2029         6,600,201
                                                                                                                 -------------

US TREASURY NOTES - 4.13%
      19,000,000  US TREASURY NOTE                                                     1.88       11/30/2005        18,955,464
                                                                                                                 -------------

TOTAL US TREASURY SECURITIES (COST $25,708,845)                                                                     25,555,665
                                                                                                                 -------------


COLLATERAL FOR SECURITIES LENDING - 47.50%
                  COLLATERAL FOR SECURITY LENDING                                                                  218,056,101

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $218,056,101)                                                        218,056,101
                                                                                                                 -------------
SHARES

SHORT-TERM INVESTMENTS - 19.36%
      21,000,000  BLACKROCK TEMPORARY INVESTMENT FUND CLASS C SPECIAL SERIES 1                                      21,000,000
      21,000,000  FIDELITY INSTITUTIONAL CASH                                                                       21,000,000
      46,881,389  WELLS FARGO MONEY MARKET TRUST~                                                                   46,881,389

                                                                                                                    88,881,389
                                                                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS (COST $88,881,389)                                                                     88,881,389
                                                                                                                 -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS --
AUGUST 31, 2004 (UNAUDITED)                             WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

TACTICAL MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                     VALUE

TOTAL INVESTMENTS IN SECURITIES
(COST $676,015,401)*                              147.12%        $ 675,444,488

OTHER ASSETS AND LIABILITIES, NET                 (47.12)         (216,346,886)
                                                  ------         -------------

Total Net Assets                                  100.00%        $ 459,097,602
                                                  ------         -------------

+/-   VARIABLE RATE SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.





ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Managed Fixed Income Portfolio, Wells Fargo Stable Income Portfolio, Wells Fargo Strategic Value Bond Portfolio, and Wells Fargo Tactical Maturity Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  October 8, 2004

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Managed Fixed Income Portfolio, Wells Fargo Stable Income Portfolio, Wells Fargo Strategic Value Bond Portfolio, and Wells Fargo Tactical Maturity Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  October 8, 2004

/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                       Wells Fargo Master Trust

                                       By:      /s/ Karla M. Rabusch
                                                Karla M. Rabusch
                                                President

                                       By:      /s/ Stacie D. DeAngelo
                                                Stacie D. DeAngelo
                                                Treasurer

Date:  October 8, 2004

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                       Wells Fargo Master Trust

                                       By:      /s/ Karla M. Rabusch
                                                Karla M. Rabusch
                                                President

                                       By:      /s/ Stacie D. DeAngelo
                                                Stacie D. DeAngelo
                                                Treasurer

Date:  October 8, 2004